UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.87%

AUSTRALIA — 45.90%
ALS Ltd.	333,806	$1,273,761
Amcor Ltd.	124,740	1,241,466
AusNet Services	2,290,728	2,497,466
Australia and New Zealand Banking Group Ltd.	65,428	1,681,418
Bendigo & Adelaide Bank Ltd.	195,162	2,033,525
Commonwealth Bank of Australia	24,860	1,729,404
Metcash Ltd.	1,098,482	1,248,947
Mineral Resources Ltd.	307,296	1,612,928
Monadelphous Group Ltd.[a]	198,374	1,260,588
National Australia Bank Ltd.	65,780	1,825,189
Suncorp Group Ltd.	126,302	1,447,825
Sydney Airport	531,916	2,067,006
Telstra Corp. Ltd.	428,142	2,167,201
Westpac Banking Corp.	67,232	1,804,220
WorleyParsons Ltd.	142,274	1,065,856

		24,956,800
HONG KONG — 19.06%
Giordano International Ltd.	2,310,000	1,093,424
Hang Seng Bank Ltd.	92,400	1,618,387
PCCW Ltd.	4,966,000	3,304,966
Sino Land Co. Ltd.	1,234,000	2,069,041
VTech Holdings Ltd.[a]	161,700	2,279,507

		10,365,325
JAPAN — 10.63%
Accordia Golf Co. Ltd.	141,400	1,445,719
Eisai Co. Ltd.	33,600	1,684,219
NTT DOCOMO Inc.	80,700	1,377,462
TonenGeneral Sekiyu K.K.	143,000	1,272,166

		5,779,566
NEW ZEALAND — 11.64%
SKYCITY Entertainment Group Ltd.	798,952	2,278,926
Spark New Zealand Ltd.	1,689,996	4,047,777

		6,326,703
SINGAPORE — 12.64%
SATS Ltd.[a]	504,000	1,102,535
Singapore Post Ltd.	1,598,000	2,527,322
Singapore Telecommunications Ltd.	565,000	1,703,644
StarHub Ltd.	498,582	1,540,221

		6,873,722

TOTAL COMMON STOCKS
(Cost: $58,143,457)		54,302,116

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.58%

MONEY MARKET FUNDS — 6.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	3,370,419	$3,370,419
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	202,747	202,747
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,381	3,381

		3,576,547

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,576,547)		3,576,547

TOTAL INVESTMENTS IN SECURITIES — 106.45%
(Cost: $61,720,004)		57,878,663
Other Assets, Less Liabilities — (6.45)%		(3,509,038)

NET ASSETS — 100.00%		$54,369,625

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 93.24%

BRAZIL — 5.25%
Banco do Brasil SA	255,000	$1,962,708
CCR SA	255,000	1,451,606
CPFL Energia SA	265,200	1,663,798
Light SA	428,400	2,259,945
Souza Cruz SA	214,200	1,794,709
Tractebel Energia SA	183,600	2,129,984

		11,262,750
CHILE — 1.37%
CAP SA	110,568	271,094
CorpBanca SA	103,102,722	1,141,822
Empresa Nacional de Telecomunicaciones SA	162,282	1,525,527

		2,938,443
CHINA — 8.24%
Anta Sports Products Ltd.	1,020,000	1,797,055
China Shanshui Cement Group Ltd.[a]	9,486,000	4,172,037
Dongyue Group Ltd.	3,672,000	1,288,197
Evergrande Real Estate Group Ltd.[a]	159,000	66,238
Guangzhou R&F Properties Co. Ltd. Class Ha	1,713,600	1,947,135
PetroChina Co. Ltd. Class H	1,632,000	1,766,008
Shenzhen Investment Ltd.	6,936,000	2,003,862
Shougang Fushan Resources Group Ltd.[a]	6,168,000	1,272,843
Zhejiang Expressway Co. Ltd. Class H	2,652,000	3,382,832

		17,696,207
CZECH REPUBLIC — 3.31%
CEZ AS	123,726	2,899,280
Komercni Banka AS	9,996	2,037,373
O2 Czech Republic AS	244,800	2,164,102

		7,100,755
EGYPT — 0.44%
Commercial International Bank Egypt SAE SP GDR	132,600	949,416

		949,416
INDIA — 0.48%
Reliance Industries Ltd. SP GDR[a,b]	34,272	1,021,306

		1,021,306
INDONESIA — 4.97%
PT AKR Corporindo Tbk	2,733,600	1,013,164
PT Aneka Tambang (Persero) Tbk	13,362,000	1,123,389
PT Indo Tambangraya Megah Tbk	1,611,600	2,130,989
PT Matahari Putra Prima Tbk	21,369,000	6,410,278

		10,677,820
MALAYSIA — 5.36%
Berjaya Sports Toto Bhd	1,438,248	1,343,898

Security	Shares	Value

British American Tobacco Malaysia Bhd	102,000	$1,855,568
Kuala Lumpur Kepong Bhd	173,400	1,083,033
Malayan Banking Bhd	805,800	1,936,763
PPB Group Bhd	153,000	614,024
Public Bank Bhd	224,400	1,122,000
Sime Darby Bhd	550,800	1,427,100
Telekom Malaysia Bhd	1,101,600	2,122,432

		11,504,818
MOROCCO — 1.70%
Maroc Telecom SA	275,502	3,645,315

		3,645,315
PHILIPPINES — 0.88%
Globe Telecom Inc.	47,430	1,878,139

		1,878,139
POLAND — 7.56%
KGHM Polska Miedz SA	94,554	2,684,543
Orange Polska SA	693,804	1,673,461
Powszechny Zaklad Ubezpieczen SA	54,468	7,406,304
Synthos SA	3,845,604	4,456,448

		16,220,756
RUSSIA — 1.16%
Gazprom Neft OAO SP ADR	161,689	1,880,443
Mobile Telesystems OJSC	198,860	613,758

		2,494,201
SOUTH AFRICA — 9.55%
African Bank Investments Ltd.[a,c]	2,216,313	1,906
Barloworld Ltd.	145,350	1,102,715
Exxaro Resources Ltd.[a]	116,280	1,036,633
Foschini Group Ltd. (The)	204,510	2,947,821
Grindrod Ltd.	264,996	414,661
Kumba Iron Ore Ltd.	93,534	1,806,989
Lewis Group Ltd.[a]	492,354	3,847,905
Nampak Ltd.	472,056	1,729,370
PPC Ltd.	689,112	1,267,904
RMB Holdings Ltd.	347,820	1,981,776
Tiger Brands Ltd.	40,188	1,361,990
Truworths International Ltd.	221,544	1,542,865
Woolworths Holdings Ltd.	196,011	1,464,479

		20,507,014
SOUTH KOREA — 2.04%
Hyundai Marine & Fire Insurance Co. Ltd.	47,480	1,133,164
Korea Gas Corp.[c]	19,992	826,297
KT Corp.	61,608	1,687,234
KT Corp. SP ADR	54,264	729,308

		4,376,003
TAIWAN — 26.86%
AmTRAN Technology Co. Ltd.	9,180,000	5,199,772
ASUSTeK Computer Inc.	408,000	4,304,822
China Bills Finance Corp.	7,650,000	2,755,248

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

January 31, 2015

Security	Shares	Value

China Steel Corp.	816,388	$691,690
Chong Hong Construction Co.	1,530,250	3,141,738
Chunghwa Telecom Co. Ltd.	612,000	1,854,634
Dynapack International Technology Corp.	1,326,000	3,029,559
Far EasTone Telecommunications Co. Ltd.	918,000	2,248,865
Farglory Land Development Co. Ltd.	1,632,263	1,916,440
Feng Hsin Iron & Steel Co. Ltd.	1,326,000	1,628,388
Formosa Plastics Corp.	306,840	744,864
Formosan Rubber Group Inc.	2,958,000	3,031,824
Gigabyte Technology Co. Ltd.	2,142,000	2,657,661
Highwealth Construction Corp.	1,530,000	3,121,805
Huaku Development Co. Ltd.	816,000	1,504,422
Inventec Corp.	1,734,475	1,293,419
Lite-On Technology Corp.	1,230,344	1,522,630
Novatek Microelectronics Corp.	510,000	2,840,211
Oriental Union Chemical Corp.	1,632,000	1,491,475
Taiwan Mobile Co. Ltd.	714,000	2,356,323
TSRC Corp.	1,530,925	1,824,178
U-Ming Marine Transport Corp.	1,326,000	2,049,160
UPC Technology Corp.	5,406,980	2,016,025
Wistron NeWeb Corp.	520,577	1,123,304
WPG Holdings Co. Ltd.	2,652,000	3,307,268

		57,655,725
THAILAND — 7.39%
Advanced Information Service PCL NVDR	285,600	2,137,855
Charoen Pokphand Foods PCL NVDR	1,632,000	1,259,029
Intouch Holdings PCL NVDR	958,800	2,365,509
Land & Houses PCL NVDR[a]	5,426,400	1,525,294
PTT Global Chemical PCL NVDR	948,600	1,637,516
Sansiri PCL NVDR[a]	62,485,266	3,455,494
Siam Cement (The) PCL NVDR	102,000	1,545,738
Thai Oil PCL NVDR	1,234,200	1,932,562

		15,858,997
TURKEY — 6.68%
Ford Otomotiv Sanayi AS	149,430	2,086,010
Tofas Turk Otomobil Fabrikasi AS	473,076	3,171,102
Tupras Turkiye Petrol Rafinerileri AS	168,708	3,676,211
Turk Telekomunikasyon AS	947,274	2,850,579
Turk Traktor ve Ziraat Makineleri AS	76,704	2,547,209

		14,331,111

TOTAL COMMON STOCKS
(Cost: $228,597,445)		200,118,776

PREFERRED STOCKS — 6.46%

BRAZIL — 6.46%
AES Tiete SA	612,000	3,775,695
Companhia Energetica de Minas Gerais	1,285,263	5,702,810
Oi SA	428,280	796,184
Telefonica Brasil SA	193,800	3,595,574

		13,870,263

TOTAL PREFERRED STOCKS
(Cost: $21,899,052)		13,870,263

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.88%

MONEY MARKET FUNDS — 3.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	7,717,879	$7,717,879
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	464,268	464,268
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	142,821	142,821

		8,324,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,324,968)		8,324,968

TOTAL INVESTMENTS IN SECURITIES — 103.58%
(Cost: $258,821,465)		222,314,007
Other Assets, Less Liabilities — (3.58)%		(7,682,118)

NET ASSETS — 100.00%		$214,631,889

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Asia/Pacific Dividend
Emerging Markets Dividend

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® , INC.

with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

5

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Asia/Pacific Dividend
Assets:
Common Stocks	$54,302,116	$—	$—	$54,302,116
Money Market Funds	3,576,547	—	—	3,576,547

	$57,878,663	$—	$—	$57,878,663

Emerging Markets Dividend
Assets:
Common Stocks	$200,116,870	$—	$1,906	$200,118,776
Preferred Stocks	13,870,263	—	—	13,870,263
Money Market Funds	8,324,968	—	—	8,324,968

	$222,312,101	$—	$1,906	$222,314,007

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend	$62,088,592	$4,835,120	$(9,045,049)	$(4,209,929)
Emerging Markets Dividend	262,427,745	12,595,766	(52,709,504)	(40,113,738)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

6

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

7

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 27, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 27, 2015